Cover	Oct. 01, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Oct. 01, 2021
Entity File Number	001-38250
Entity Registrant Name	FAT Brands Inc.
Entity Central Index Key	0001705012
Entity Tax Identification Number	82-1302696
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9720 Wilshire Blvd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	319-1850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable
Class A Common Stock
Title of 12(b) Security	Class A Common Stock
Trading Symbol	FAT
Security Exchange Name	NASDAQ
Class B Common Stock
Title of 12(b) Security	Class B Common Stock
Trading Symbol	FATBB
Security Exchange Name	NASDAQ
Series B Cumulative Preferred Stock
Title of 12(b) Security	Series B Cumulative Preferred Stock
Trading Symbol	FATBP
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	FATBW
Security Exchange Name	NASDAQ